RELATED PARTY TRANSACTIONS (Details)										0 Months Ended										0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Fund Management Partnership CNY	Dec. 31, 2012 Fund Management Partnership CNY	Dec. 31, 2013 Shaanxi Lide Industry Investments Company Limited [Member] CNY	Dec. 31, 2012 Shaanxi Lide Industry Investments Company Limited [Member] CNY	Dec. 31, 2013 Other CNY	Dec. 31, 2012 Other CNY	Jun. 06, 2012 GL Asia Mauritius II Cayman Ltd (GLA) Restructuring Deed	Dec. 31, 2013 GL Asia Mauritius II Cayman Ltd (GLA) Restructuring Deed USD ($)	Dec. 31, 2013 GL Asia Mauritius II Cayman Ltd (GLA) Restructuring Deed CNY	Dec. 31, 2012 GL Asia Mauritius II Cayman Ltd (GLA) Restructuring Deed CNY	Dec. 31, 2013 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Dec. 31, 2012 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul. 21, 2010 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Dec. 31, 2013 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.") Everising	Dec. 31, 2012 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.") Everising	Jul. 21, 2010 Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.") Everising	Aug. 11, 2010 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	Dec. 31, 2013 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership") IFM BJ Inv	Dec. 31, 2012 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership") IFM BJ Inv	Aug. 11, 2010 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership") Everising	Dec. 31, 2013 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership") Everising	Dec. 31, 2012 Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership") Everising
RELATED PARTY TRANSACTIONS
Equity interests owned (as a percent)														75.00%	75.00%	65.00%
Interest held by non-controlling interests owners (as a percent)														25.00%			25.00%	25.00%	25.00%
Limited partner interest (as a percent)																				64.35%	75.00%	75.00%	24.75%	25.00%	25.00%
Amounts due from related parties
Due from related parties	$ 23,000	142,000	110,000	141,000	109,000			1,000	1,000
Amounts due to related parties
Amounts due to related parties	47,000	282,000	272,000	32,000	22,000	250,000	250,000
Effective period of option to require IFMOP and us to buy or procure the purchase of all or any portion of our ordinary shares held by GLA, commencing on the earlier of the date of repayment or maturity of the New Note										6 months
Restructuring liability											$ 100,000	500,000	400,000